Related Party Transactions - IM Topco, LLC & License Agreement (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024	May 31, 2022
Asset Purchase Agreement
Payments for royalties						$ 237,500	$ 75,000
Accrued royalties						137,500
IM Topco | Services Agreement
Asset Purchase Agreement
Due from related party									$ 300,000
Revenue from services provided		$ 0	$ 37,500	$ 112,500	$ 112,500	150,000	150,000
IM Topco | Amended Services Agreement
Asset Purchase Agreement
Due from related party								$ 150,000
Reduction in service fees	$ 600,000
Prepaid service fees						62,500
IM Topco | License Agreement
Asset Purchase Agreement
Royalty guarantees									$ 400,000
Royalty expense							325,000
Additional royalty payments	$ 450,000						450,000
Payments for royalties				$ 0		$ 237,500	$ 75,000